Other Investments (Tables)	12 Months Ended
Jun. 30, 2019
Nonconsolidated Investment
Schedule of Equity in Nonconsolidated Investment	The following table summarizes the Company's equity in this nonconsolidated investment:

	Interest	Ownership % as of	Equity as of
Location	Type	June 30, 2019	June 30, 2019 ($000)
USA	Equity Investment	93.8%	$57,645